Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 12:- FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2020 and 2019:

December 31, 2020
	Fair Value	Level 1	Level 2	Level 3

Description
Derivative asset	$-		$-

	$-		$-

	December 31, 2019
	Fair Value	Level 1	Level 2	Level 3

Description
Derivative asset	$13	-	$13	-

	$13	-	$13	-